INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	$ 4,061	$ 3,409
Additions	0	2,638
Disposals	0	(61)
Amortization provided during the year	(1,931)	(1,924)
Exchange realignment	30	(1)
Net carrying amount, ending balance	2,160	4,061
Cost
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	10,080	7,505
Net carrying amount, ending balance	9,757	10,080
Accumulated amortization
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	(6,019)	(4,096)
Net carrying amount, ending balance	(7,597)	(6,019)
Patent
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	2,072	0
Additions	0	2,054
Disposals	0	0
Amortization provided during the year	(160)	(28)
Exchange realignment	(75)	46
Net carrying amount, ending balance	1,837	2,072
Patent | Cost
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	2,100	0
Net carrying amount, ending balance	1,963	2,100
Patent | Accumulated amortization
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	(28)	0
Net carrying amount, ending balance	(126)	(28)
Software
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	1,989	3,409
Additions	0	584
Disposals	0	(61)
Amortization provided during the year	(1,771)	(1,896)
Exchange realignment	105	(47)
Net carrying amount, ending balance	323	1,989
Software | Cost
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	7,980	7,505
Net carrying amount, ending balance	7,794	7,980
Software | Accumulated amortization
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	(5,991)	(4,096)
Net carrying amount, ending balance	$ (7,471)	$ (5,991)